FINANCIAL ASSETS AT AMORTISED COST (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets At Amortised Cost Explanatory [Abstract]
Schedule of Debt Securities and Loans and Advances to Banks and Customers
Year ended 31 December 2022

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Loans and advances to banks
At 1 January 2022	4,478	–	–	–	4,478	–	–	–	–	–
Exchange and other adjustments	421	–	–	–	421	–	–	–	–	–
Transfers to Stage 2	(2)	2	–		–	–	–	–		–
Impact of transfers between stages	(2)	2	–		–	–	–	–		–
						–	–	–		–
Other changes in credit quality						7	–	–	–	7
Additions and repayments	3,472	1	–	–	3,473	2	–	–	–	2
Charge to the income statement						9	–	–	–	9
At 31 December 2022	8,369	3	–	–	8,372	9	–	–	–	9
Allowance for impairment losses	(9)	–	–	–	(9)
Net carrying amount	8,360	3	–	–	8,363

Loans and advances to customers
At 1 January 2022	382,366	34,884	6,406	10,977	434,633	909	1,112	1,573	210	3,804
Exchange and other adjustments[1]	(1,574)	24	(21)	12	(1,559)	1	1	43	65	110
Transfers to Stage 1	8,329	(8,256)	(73)		–	176	(167)	(9)		–
Transfers to Stage 2	(34,889)	35,291	(402)		–	(66)	135	(69)		–
Transfers to Stage 3	(1,235)	(2,527)	3,762		–	(8)	(158)	166		–
Impact of transfers between stages	(27,795)	24,508	3,287		–	(119)	697	268		846
						(17)	507	356		846
Other changes in credit quality						(314)	73	664	78	501
Additions and repayments	9,769	687	(1,315)	(1,354)	7,787	97	88	(91)	(58)	36
Methodology and model changes						2	11	(47)	(29)	(63)
(Credit) charge to the income statement						(232)	679	882	(9)	1,320
Advances written off			(928)	(13)	(941)			(928)	(13)	(941)
Recoveries of advances written off in previous years			182	–	182			182	–	182
At 31 December 2022	362,766	60,103	7,611	9,622	440,102	678	1,792	1,752	253	4,475
Allowance for impairment losses	(678)	(1,792)	(1,752)	(253)	(4,475)
Net carrying amount	362,088	58,311	5,859	9,369	435,627
Drawn ECL coverage[2] (%)	0.2	3.0	23.0	2.6	1.0

Reverse repurchase agreements
At 31 December 2022	39,259	–	–	–	39,259
Allowance for impairment losses	–	–	–	–	–
Net carrying amount	39,259	–	–	–	39,259
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Debt securities
At 1 January 2022	4,554	9	1	–	4,564	1	–	1	–	2
Exchange and other adjustments	205	–	–	–	205	–	–	–	–	–
Transfers to Stage 1	9	(9)	–		–	–	–	–		–
Impact of transfers between stages	9	(9)	–		–	–	–	–		–
						–	–	–		–
Other changes in credit quality						3	–	–	–	3
Additions and repayments	2,570	–	–	–	2,570	3	–	–	–	3
Charge to the income statement						6	–	–	–	6
At 31 December 2022	7,338	–	1	–	7,339	7	–	1	–	8
Allowance for impairment losses	(7)	–	(1)	–	(8)
Net carrying amount	7,331	–	–	–	7,331

Due from fellow Lloyds Banking Group undertakings
At 31 December 2022	816	–	–	–	816
Allowance for impairment losses	–	–	–	–	–
Net carrying amount	816	–	–	–	816
Total financial assets at amortised cost	417,854	58,314	5,859	9,369	491,396
Year ended 31 December 2021

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Loans and advances to banks
At 1 January 2021	4,328	–	–	–	4,328	4	–	–	–	4
Exchange and other adjustments	15	–	–	–	15	–	–	–	–	–
Other changes in credit quality						(3)	–	–	–	(3)
Additions and repayments	135	–	–	–	135	(1)	–	–	–	(1)
Credit to the income statement						(4)	–	–	–	(4)
At 31 December 2021	4,478	–	–	–	4,478	–	–	–	–	–
Allowance for impairment losses	–	–	–	–	–
Net carrying amount	4,478	–	–	–	4,478

Loans and advances to customers
At 1 January 2021	361,161	51,280	6,443	12,511	431,395	1,347	2,125	1,968	261	5,701
Exchange and other adjustments[1]	(2,518)	(31)	(82)	68	(2,563)	(2)	(5)	5	121	119
Transfers to Stage 1	18,662	(18,623)	(39)		–	562	(551)	(11)		–
Transfers to Stage 2	(11,995)	12,709	(714)		–	(48)	155	(107)		–
Transfers to Stage 3	(872)	(1,818)	2,690		–	(13)	(220)	233		–
Impact of transfers between stages	5,795	(7,732)	1,937		–	(426)	193	221		(12)
						75	(423)	336		(12)
Other changes in credit quality						(239)	(256)	254	(48)	(289)
Additions and repayments	17,928	(8,633)	(994)	(1,565)	6,736	(209)	(344)	(98)	(87)	(738)
Methodology and model changes						(63)	15	6	–	(42)
(Credit) charge to the income statement						(436)	(1,008)	498	(135)	(1,081)
Advances written off			(1,057)	(37)	(1,094)			(1,057)	(37)	(1,094)
Recoveries of advances written off in previous years			159	–	159			159	–	159
At 31 December 2021	382,366	34,884	6,406	10,977	434,633	909	1,112	1,573	210	3,804
Allowance for impairment losses	(909)	(1,112)	(1,573)	(210)	(3,804)
Net carrying amount	381,457	33,772	4,833	10,767	430,829
Drawn ECL coverage (%)	0.2	3.2	24.6	1.9	0.9

Reverse repurchase agreements
At 31 December 2021	49,708	–	–	–	49,708
Allowance for impairment losses	–	–	–	–	–
Net carrying amount	49,708	–	–	–	49,708
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Debt securities
At 1 January 2021	5,137	–	1	–	5,138	–	–	1	–	1
Exchange and other adjustments	(20)	–	–	–	(20)	1	–	–	–	1
Transfers to Stage 2	(6)	6	–	–	–	–	–	–		–
Impact of transfers between stages	(6)	6	–	–	–	–	–	–		–
						–	–	–		–
Additions and repayments	(557)	3	–	–	(554)	–	–	–	–	–
Charge to the income statement						–	–	–	–	–
At 31 December 2021	4,554	9	1	–	4,564	1	–	1	–	2
Allowance for impairment losses	(1)	–	(1)	–	(2)
Net carrying amount	4,553	9	–	–	4,562

Due from fellow Lloyds Banking Group undertakings
At 31 December 2021	739	–	–	–	739
Allowance for impairment losses	–	–	–	–	–
Net carrying amount	739	–	–	–	739
Total financial assets at amortised cost	440,935	33,781	4,833	10,767	490,316

Schedule of Retail Mortgages
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2022	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Exchange and other adjustments[1]	–	–	–	12	12	–	–	28	65	93
Transfers to Stage 1	5,107	(5,096)	(11)		–	28	(27)	(1)		–
Transfers to Stage 2	(26,043)	26,204	(161)		–	(14)	25	(11)		–
Transfers to Stage 3	(444)	(1,793)	2,237		–	–	(63)	63		–
Impact of transfers between stages	(21,380)	19,315	2,065		–	(25)	254	98		327
						(11)	189	149		327
Other changes in credit quality						36	(9)	54	78	159
Additions and repayments	5,268	670	(585)	(1,354)	3,999	18	(10)	(45)	(58)	(95)
Methodology and model changes						–	(12)	(55)	(29)	(96)
Charge (credit) to the income statement						43	158	103	(9)	295
Advances written off			(28)	(13)	(41)			(28)	(13)	(41)
Recoveries of advances written off in previous years			24	–	24			24	–	24
At 31 December 2022	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Allowance for impairment losses	(91)	(552)	(311)	(253)	(1,207)
Net carrying amount	257,426	41,231	3,105	9,369	311,131
Drawn ECL coverage (%)	–	1.3	9.1	2.6	0.4
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2021	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Exchange and other adjustments[1]	–	–	–	68	68	–	–	18	121	139
Transfers to Stage 1	10,109	(10,105)	(4)		–	66	(66)	–		–
Transfers to Stage 2	(6,930)	7,425	(495)		–	(5)	37	(32)		–
Transfers to Stage 3	(147)	(942)	1,089		–	–	(35)	35		–
Impact of transfers between stages	3,032	(3,622)	590		–	(58)	84	48		74
						3	20	51		74
Other changes in credit quality						(14)	(32)	(30)	(48)	(124)
Additions and repayments	19,179	(3,598)	(490)	(1,565)	13,526	8	(52)	(33)	(87)	(164)
Methodology and model changes						(53)	(10)	6	–	(57)
Credit to the income statement						(56)	(74)	(6)	(135)	(271)
Advances written off			(28)	(37)	(65)			(28)	(37)	(65)
Recoveries of advances written off in previous years			9	–	9			9	–	9
At 31 December 2021	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Allowance for impairment losses	(48)	(394)	(184)	(210)	(836)
Net carrying amount	273,581	21,404	1,756	10,767	307,508
Drawn ECL coverage (%)	–	1.8	9.5	1.9	0.3
1    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.

Disclosure Of Undrawn Balances
Movements in the allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Undrawn balances
At 1 January 2022	103	86	5	–	194
Exchange and other adjustments	(1)	–	–	–	(1)
Transfers to Stage 1	19	(19)	–		–
Transfers to Stage 2	(8)	9	(1)		–
Transfers to Stage 3	(1)	(2)	3		–
Impact of transfers between stages	(16)	78	(1)		61
	(6)	66	1		61
Other items taken to the income statement	26	26	(2)	–	50
Charge to the income statement	20	92	(1)	–	111
At 31 December 2022	122	178	4	–	304

Movements in the allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Undrawn balances
At 1 January 2021	191	221	14	–	426
Exchange and other adjustments	1	(2)	–	–	(1)
Transfers to Stage 1	73	(73)	–		–
Transfers to Stage 2	(8)	8	–		–
Transfers to Stage 3	(1)	(6)	7		–
Impact of transfers between stages	(65)	20	(4)		(49)
	(1)	(51)	3		(49)
Other items taken to the income statement	(88)	(82)	(12)	–	(182)
Credit to the income statement	(89)	(133)	(9)	–	(231)
At 31 December 2021	103	86	5	–	194

Schedule of Impairment

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2022
Impact of transfers between stages	(23)	573	357	–	907
Other changes in credit quality	(284)	90	663	78	547
Additions and repayments	114	97	(91)	(58)	62
Methodology and model changes	2	11	(47)	(29)	(63)
Other items	–	–	(1)	–	(1)
	(168)	198	524	(9)	545
Total impairment charge (credit)	(191)	771	881	(9)	1,452

In respect of:
Loans and advances to banks	9	–	–	–	9
Loans and advances to customers	(232)	679	882	(9)	1,320
Debt securities	6	–	–	–	6
Financial assets at amortised cost	(217)	679	882	(9)	1,335
Impairment charge (credit) on drawn balances	(217)	679	882	(9)	1,335
Loan commitments and financial guarantees	20	92	(1)	–	111
Financial assets at fair value through other comprehensive income	6	–	–	–	6
Total impairment charge (credit)	(191)	771	881	(9)	1,452

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2021
Impact of transfers between stages	74	(474)	339	–	(61)
Other changes in credit quality	(313)	(307)	252	(48)	(416)
Additions and repayments	(231)	(379)	(97)	(87)	(794)
Methodology and model changes	(63)	15	6	–	(42)
Other items	2	4	(11)	–	(5)
	(605)	(667)	150	(135)	(1,257)
Total impairment (credit) charge	(531)	(1,141)	489	(135)	(1,318)

In respect of:
Loans and advances to banks	(4)	–	–	–	(4)
Loans and advances to customers	(436)	(1,008)	498	(135)	(1,081)
Financial assets at amortised cost	(440)	(1,008)	498	(135)	(1,085)
Impairment (credit) charge on drawn balances	(440)	(1,008)	498	(135)	(1,085)
Loan commitments and financial guarantees	(89)	(133)	(9)	–	(231)
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Total impairment (credit) charge	(531)	(1,141)	489	(135)	(1,318)

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2020
Impact of transfers between stages	(168)	925	699	–	1,456
Other changes in credit quality	909	6	1,164	167	2,246
Additions and repayments	77	173	(52)	(30)	168
Methodology and model changes	(31)	170	26	–	165
Other items	–	–	25	–	25
	955	349	1,163	137	2,604
Total impairment charge	787	1,274	1,862	137	4,060

In respect of:
Loans and advances to banks	4	–	–	–	4
Loans and advances to customers	678	1,130	1,853	137	3,798
Financial assets at amortised cost	682	1,130	1,853	137	3,802
Impairment charge on drawn balances	682	1,130	1,853	137	3,802
Loan commitments and financial guarantees	100	144	9	–	253
Financial assets at fair value through other comprehensive income	5	–	–	–	5
Total impairment charge	787	1,274	1,862	137	4,060
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	9	–	–	–	9
Loans and advances to customers	678	1,792	1,752	253	4,475
Debt securities	7	–	1	–	8
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–
Financial assets at amortised cost	694	1,792	1,753	253	4,492
Provisions in relation to loan commitments and financial guarantees	122	178	4	–	304
Total	816	1,970	1,757	253	4,796
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	–	–	–	9
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	–	–	–	–	–
Loans and advances to customers	909	1,112	1,573	210	3,804
Debt securities	1	–	1	–	2
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–
Financial assets at amortised cost	910	1,112	1,574	210	3,806
Provisions in relation to loan commitments and financial guarantees	103	86	5	–	194
Total	1,013	1,198	1,579	210	4,000
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	–	–	–	3